CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,862	¥ 19,923		¥ 21,530
Restricted cash	262	1,824		4,244
Short-term investments	3,312	23,058		36,753
Accounts receivable, net	1,100	7,661		5,668
Due from related parties	399	2,779		1,642
Prepayments and other current assets	1,826	12,710		9,557
Total current assets	9,761	67,955		79,394
Long-term deposits and prepayments	144	1,000		768
Long-term loan receivable	3	21
Long-term receivables due from related parties	4	25		229
Land use rights	13	91		94
Property, equipment and software	881	6,135		5,872
Investments	7,366	51,278		26,874
Goodwill	8,375	58,308		58,026
Intangible assets	1,892	13,173		13,723
Right-of-use assets	173	1,207
Deferred tax assets	140	976		850
Total assets	28,752	200,169		185,830
Current liabilities:
Short-term debt and current portion of long-term debt	4,383	30,516		36,011
Accounts payable	1,766	12,294		11,714
Due to related parties	57	400		492
Salary and welfare payable	694	4,829		3,694
Taxes payable	208	1,449		1,019
Advances from customers	1,677	11,675		9,472
Accrued liability for customer reward program	69	478		528
Other payables and accruals	1,083	7,541		5,854
Total current liabilities	9,937	69,182		68,784
Deferred tax liabilities	516	3,592		3,838
Long-term debt	2,806	19,537		24,146
Long-term lease liability	108	749
Other long-term liabilities	38	264		329
Total liabilities	13,405	93,324		97,097
Commitments and contingencies (Note 20)
MEZZANINE EQUITY
Redeemable non-controlling interests	164	1,142
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, issued shares as of December 31, 2018 and 2019: 72,051,945 and 77,015,525; outstanding shares as of December 31, 2018 and 2019: 69,122,824 and 74,086,404)	1	6		5
Additional paid-in capital	12,010	83,614		73,876
Statutory reserves	91	635		484
Accumulated other comprehensive loss	(216)	(1,505)		(1,482)
Retained earnings	3,275	22,803		15,943
Less: Treasury stock (2,929,121 and 2,929,121 shares as of December 31, 2018 and 2019, respectively)	(303)	(2,111)		(2,111)
Total Trip.com Group Limited shareholders' equity	14,858	103,442		86,715
Non-controlling interests	325	2,261		2,018
Total shareholders' equity	15,183	105,703		88,733
Total liabilities, mezzanine equity and shareholders' equity	$ 28,752	¥ 200,169		¥ 185,830